Segmental analysis - Contributions by reportable segments (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	£ 7,221.2	£ 6,755.3
Headline operating profit	666.3	639.1
Reportable segments | Operating segments | Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	6,107.0	5,698.8
Revenue less pass-through costs	4,781.6	4,536.0
Headline operating profit	540.5	507.0
Reportable segments | Operating segments | Public Relations
Disclosure of operating segments [line items]
Revenue	618.0	574.6
Revenue less pass-through costs	584.4	547.6
Headline operating profit	87.5	83.5
Reportable segments | Operating segments | Specialist Agencies
Disclosure of operating segments [line items]
Revenue	496.2	481.9
Revenue less pass-through costs	445.2	425.9
Headline operating profit	£ 38.3	£ 48.6